Schedule of Debt Obligations (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other			$ 63
Debt	$ 2,403,014	$ 2,355,112	2,242,284
Current maturities	(10,550)	(10,550)	(8,975)
Long-term debt	2,392,464	2,344,562	2,233,309
Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Debt	80,125	27,886	16,031
Term Loan
Debt Instrument [Line Items]
Debt	1,030,815	1,037,117
8.125% Second Lien Notes
Debt Instrument [Line Items]
Debt	999,367	998,137
8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt			329,031
9.875% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt			433,309
7.75% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt			295,810
10.75% Third Lien Notes
Debt Instrument [Line Items]
Debt	291,178	290,443
9.75% Senior Subordinated notes
Debt Instrument [Line Items]
Debt	$ 1,529	$ 1,529	296,667
Tranche B Term Loan | Term Loan
Debt Instrument [Line Items]
Debt			$ 871,373